Investment Objectives and Goals	Nov. 21, 2024
Calamos Convertible Equity Alternative ETF | Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Convertible Equity Alternative ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Calamos Convertible Equity Alternative ETF's investment objective is total return through capital appreciation and current income.
Calamos CEF Income & Arbitrage ETF | Calamos CEF Income & Arbitrage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos CEF Income & Arbitrage ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Calamos CEF Income & Arbitrage ETF's investment objective is high current income and long-term capital appreciation.
Calamos Alternative Nasdaq & Bond ETF | Calamos Alternative Nasdaq & Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Alternative Nasdaq® & Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Alternative Nasdaq® & Bond ETF's investment objective is attractive risk-adjusted total return through capital appreciation and current income.